Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2023	$705	$1,568	$2,273	$77	$2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	628	1,535	2,163	763	1,400
Arising (released) during the year	477	1,434	1,911	—	—
ACP retirement provision at acquisition date	593	—	593	—	—
Released (used) during the year	—	(333)	(333)	—	—
Released (unused) during the year	(417)	(351)	(768)	—	—
At December 31, 2025	$1,281	$2,285	$3,566	$1,454	$2,112
Post-employment benefits
The provision for post-employment benefits is for the defined benefit retirement indemnity required to be paid to French and Swiss employees if they retire as a Company employee. Following the acquisition of ACP (see Note 3), the opening balance of the provision for post-employment benefits was recognized in accordance with the purchase accounting requirements, reflecting the estimated present value of ACP’s obligations as of the acquisition date. This balance was determined based on ACP’s historical actuarial assumptions.
The amount for the French plan (service and finance cost) in 2025 was an income of $19,000 (2024: expenses of $61,000 and 2023: income of $13,000). The comprehensive income (loss) for 2025 includes $30,000 of actuarial gain (actuarial losses of $39,000 in 2024 and $46,000 in 2023. One employee retired in 2023 and no employee retired in either 2025 or 2024.
In 2024, following the transfer of French employees to Qualcomm on October 1, 2024, the related provision for the retirement indemnity of $237,000 was released and has been recognized as part of the gain on sale of the assets.
The main assumptions used in the calculation of the French post-employment benefits are the following:

	2023	2024	2025
Discount rate	3.20%	3.35%	3.50%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	65-67years	65-67 years	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team
In Switzerland, employers are obliged to provide a minimum defined benefit pension plan for the employees. Funding is granted there by means of defined savings contributions on individual retirement assets implementing a guaranteed interest rate (1.00% for 2017-2023 and 1.25% for 2024-2026) and a fixed conversion rate for old age pensions of the retirement asset (6.8% at the age of 65 years). The plans are financed by contributions of both employees and employer. Contributions are defined by the plan regulations and cannot be decreased without amending the plan regulations. In mandatory pension funds the employer has to pay at least as much as the employees, which is the case for the Company. Swiss second-pillar pension plans generally do not foresee reimbursement rights. Contributions are made to a separately administered fund that is not managed by the Company.
Vested benefit lump sums have to be paid to leaving employees in order to preserve their individual asset for retirement in another pension plan. Lump sums from previous pension plans must be brought into the pension fund whenever a new employee joins the pension plan. Therefore, asset and liability transfer among Swiss pension funds should be taken into account to guarantee a fair projection of future liabilities or assets.
The main assumptions used in the calculation of the Swiss post-employment benefits are the following:

2025
Discount rate (DR)	1.30%
Interest rate (IR) for projecting savings capital	1.75%
Long-term expected rate of salary increase (SI)	1.50%
Rate of pension increase (PI)	0.00%
Long-term expected inflation rate (social security increase rate)	1.00%
Long term rate of mortality improvement (LTR)	1.25%
Capital option upon retirement	30.00%
Technical bases	BVG/LPP 2020 Generation Tables
Probability of disability	85% BVG/LPP 2020
Model for the mortality projection	CMI 2023
Plan Assets at Fair Value for Switzerland are:

	2025
Cash and cash equivalents	$100,361	CHF	79,557
Equity instruments	1,522,154	1,206,622
Debt Instruments (eg. Bonds)	1,296,339	1,027,617
Real estate	723,441	573,477
Others	539,444	427,621
Total plan assets as at December 31	$4,181,739	CHF	3,314,894
Reconciliation of defined benefit obligation

	2025
Defined benefit obligation at Dec. 31	$4,348,071	CHF	3,939,184
Interest expense on defined benefit obligation	46,230	38,355
Current service cost (employer)	180,842	150,038
Contributions by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Administration cost (excl. cost for managing plan assets)	2,374	1,970
Actuarial (gain) / loss on defined benefit obligation	(131,148)	(108,809)
Foreign exchange impact	605,713	—
Defined benefit liability at Dec. 31	$4,621,399	CHF	3,663,416
Reconciliation of fair value of plan assets:

	2025
Fair value of plan assets at Jan. 1	$3,750,460	CHF	3,397,771
Interest income on the plan assets	39,662	32,906

Contribution by the employer	172,442	143,069
Contribution by plan participants	172,442	143,069
Benefits (paid) / deposited	(603,125)	(500,391)
Return on plan assets excl. interest income	118,687	98,470
Foreign exchange impact	531,171	—
Fair value of plan assets at Dec. 31	$4,181,739	CHF	3,314,894
Sensitivity analysis (DBO = Defined benefit obligation, SC = Service cost employer):

Assumption Change	Impact on DBO in 2025
DBO at 31.12. with DR -0.25%	$5,180,090	CHF	4,106,294
DBO at 31.12. with DR +0.25%	$4,775,428	CHF	3,785,516
DBO at 31.12. with IR -0.25%	$4,880,901	CHF	3,869,125
DBO at 31.12. with IR +0.25%	$5,060,497	CHF	4,011,492
DBO at 31.12. with SI -0.25%	$4,941,068	CHF	3,916,820
DBO at 31.12. with SI +0.25%	$5,000,890	CHF	3,964,241
DBO at 31.12. with life expectancy +1 year	$5,038,947	CHF	3,994,409
DBO at 31.12. with life expectancy -1 year	$4,899,515	CHF	3,883,880
DBO at 31.12. with PI -0.25%	$4,876,804	CHF	3,865,877
DBO at 31.12. with PI +0.25%	$5,066,615	CHF	4,016,342
SC of next year with DR +0.25% 138'072 127'117	$174,178	CHF	138,072
SC of next year with IR +0.25% 155'262 142'156	$195,863	CHF	155,262
The expected amount of contributions to be made in 2026 is CHF115,985 or $148,229.
Other provisions
At December 31, 2023, 2024 and 2025, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the published royalty rates, various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip and it is not current industry practice to license standard-essential patents at the component level.